Debt Obligations, Exchange Offer and Consent Solicitation (Details) - Senior Unsecured 6 5/8% Notes due October 2020 [Member] - Atlas Pipeline Partners [Member] - USD ($) $ in Millions		12 Months Ended
	Apr. 27, 2015	Dec. 31, 2015	May. 31, 2015
Partnership Issuers [Member]
Debt Instrument [Line Items]
Aggregate principal amount outstanding			$ 342.1
Unamortized premium			$ 5.6
Targa Resources Partners LP [Member]
Debt Instrument [Line Items]
Tendered percentage	96.30%
Costs associated with exchange offer		$ 0.7